Provisions for employees' benefits - Movement in profit and loss and in other comprehensive income (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss
Interest expense. Net	$ 658,476	$ 622,163	$ 537,893
Current service cost	104,246	118,035	76,478
Remeasurements	(211)	0	10,213
Benefits plan costs recognized in profit or loss	762,511	740,198	624,584
Other comprehensive income
Recognized in other comprehensive income	2,456,667	137,459	(2,571,184)
Deferred tax	(679,510)	(41,238)	771,355
Other comprehensive income, net of taxes	1,777,157	96,221	(1,799,829)
Pension and pension bonds [Member]
Other comprehensive income
Recognized in other comprehensive income	1,401,578	226,597	(1,303,693)
Healthcare [Member]
Other comprehensive income
Recognized in other comprehensive income	991,050	(33,324)	(1,268,379)
Education
Other comprehensive income
Recognized in other comprehensive income	63,222	(55,693)	922
Termination benefits - Voluntary retirement plan [Member]
Other comprehensive income
Recognized in other comprehensive income	0	(121)	(34)
Other movements [Member]
Other comprehensive income
Recognized in other comprehensive income	$ 817	$ 0	$ 0